Trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables.
Trade receivables, net of expected credit loss allowance, Current	£ 1,588	£ 1,352
Total trade receivables, net of expected credit loss allowance	1,588	1,352
Other prepayments and accrued income, Current	114	107
Total other prepayments and accrued income	114	107
Employee loans and advances, Current	6	5
Total employee loans and advances	6	5
VAT receivable, Current	151	173
Total VAT receivable	151	173
Other third-party receivables, Current	196	219
Other third-party receivables, Non-Current	71	114
Total other third-party receivables	267	333
Trade and other receivables, Current	2,055	1,856
Trade and other receivables, non-current	71	114
Total trade and other receivables	£ 2,126	£ 1,970